Financial Instruments and Derivatives Financial Instruments, Other Than Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts (Parenthetical) (Detail) (Investment in securities, Non Trading Instruments, JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2013		Mar. 31, 2012
Carrying amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	¥ 208,077	[1]	¥ 199,078	[2]
Estimated fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Not practicable to estimate fair value	¥ 208,077	[1]	¥ 199,078	[2]

[1]	The fair value of investment securities of ¥208,077 million was not estimated, as it was not practical.
[2]	The fair value of investment securities of ¥199,078 million was not estimated, as it was not practical.